Accrued and other current liabilities	12 Months Ended
Mar. 31, 2016
Payables and Accruals [Abstract]
Accrued and other current liabilities

6. Accrued and other current liabilities

The components of accrued and other current liabilities were as follows:

	March 31, 2016	March 31, 2015
Product warranty (note 7)	$12,787	$11,448
Accrued compensation and employee benefits	3,873	8,418
Accrued restructuring liabilities (note 2)	900	5,210
Accrued purchase commitments	4,178	485
Other current liabilities	14,837	18,779

	$36,575	$44,340

Other current liabilities, as noted in the table above, include, among other things, freight liabilities, in-transit inventory liabilities and marketing program liabilities, none of which are greater than 5% of the current liabilities balance.